S-K 1602, SPAC Registered Offerings	Jan. 02, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	The nominal price that our sponsor paid for the founder shares creates an incentive whereby our sponsor could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months (or 27 months if we have executed a definitive agreement for an initial business combination within 24 months from the closing of this offering) from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination), or by such earlier liquidation date as our board of directors may approve, the founder shares and private warrants will expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of September 12, 2025
OFFERING PRICE OF $10.00 PER UNIT	25% OF MAXIMUM REDEMPTION		50% OF MAXIMUM REDEMPTION		75% OF MAXIMUM REDEMPTION		MAXIMUM REDEMPTION
NTBV	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE
Assuming Full Exercise of Over-Allotment Option
$7.59	$6.99	$3.01	$5.99	$4.01	$3.98	$6.02	$(2.04)	$12.04
Assuming No Exercise of Over-Allotment Option
$7.58	$6.98	$3.02	$5.97	$4.03	$3.96	$6.04	$(2.09)	$12.09

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Our initial business combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the income earned on the trust account) at the time of the agreement to enter into the initial business combination. If our board is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent entity that commonly renders valuation opinions or an independent accounting firm with respect to the satisfaction of such criteria.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	80.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned thereon (net of permitted withdrawals), divided by the number of then issued and outstanding public Class A ordinary shares, subject to applicable law and the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. The redemption rights will also include the requirement that a beneficial holder must check a box on the proxy card indicating whether he or she is acting in concert or as a group (as defined in Section 13d-3 of the Exchange Act) with any other shareholder with respect to any public shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. Our sponsor, officers and directors have entered into letter agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. If we structure a business combination transaction with a target company in a manner that requires shareholder approval, we will not have discretion as to whether to seek a shareholder vote to approve the proposed business combination. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirements or we choose to seek shareholder approval for business or other legal reasons.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers, and

•        file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our business combination, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our Class A ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
OneIM Sponsor LLC	7,187,500 Class B ordinary shares(1) (of which 937,500 are subject to forfeiture if the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.003 per founder share
	200,000 private placement units (whether or not the underwriters’ over-allotment option is exercised in full) consisting of 200,000 Class A ordinary shares and 33,333 warrants	$2.0 million (whether or not the underwriters’ over-allotment option is exercised in full) ($10.00 per unit)
	Up to $300,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses
Sponsor, officers or directors, or our or their affiliates	$10,000 per month

Payment to an affiliate of our sponsor of $10,000 per month, for up to 24 months (or up to 27 months if we have executed a definitive agreement for an initial business combination within 24 months from the closing of this offering), for office space, utilities and secretarial and administrative support

Up to $1,500,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement units at a conversion price of $10.00 per unit(2)

Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.(3)

Payment of fees and reimbursement of out of-pocket expenses related to identifying, investigating and completing an initial business combination

(1)   The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or at any time prior thereto at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted basis, at 20.00% of our issued and outstanding ordinary shares (excluding the Class A ordinary shares included in the private placement units) upon consummation of this offering. As described below under “Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering — Payments to insiders”.

(2)   The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our units at the time the lenders elect to convert their working capital loans into private placement units. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue our shares to investors in connection with our initial business combination at a price which is less than the prevailing market price of our shares at that time.”

(3)   For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants included in the units we are offering pursuant to this prospectus or the private placement units, and the pro forma net tangible book value per Class A ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below presentation (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) assumes the issuance of 25,000,000 Class A ordinary shares included in the public units sold in this offering (or 28,750,000 Class A ordinary shares included in the public units sold in this offering if the underwriters’ over-allotment option is exercised in full), 200,000 private placement units sold in a private placement in connection with this offering (consisting of 200,000 Class A ordinary shares and 33,333 warrants) (including if the underwriters’ over-allotment option is exercised in full) and 7,187,500 founder shares (up to 937,500 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public Offering Price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net Tangible book deficit before this offering	$(0.01)	$(0.01)	$(0.01)	$(0.01)	$(0.01)	$(0.01)	$(0.01)	$(0.01)	$(0.01)	$(0.01)
Increase attributable to public shareholders	$7.59	$7.60	$6.99	$7.00	$5.98	$6.00	$3.97	$3.99	$(2.08)	$(2.03)
Pro Forma net tangible book value after this offering and the sale of the private placement units	$7.58	$7.59	$6.98	$6.99	$5.97	$5.99	$3.96	$3.98	$(2.09)	$(2.04)
Dilution to public shareholders	2.42	2.41	3.02	3.01	4.03	4.01	6.04	6.02	12.09	12.04
Percentage of dilution to public shareholders	24.17%	24.08%	30.21%	30.11%	40.29%	40.14%	60.43%	60.21%	120.86%	120.42%
Numerator:
Net tangible book deficit before this offering	$(65,649)	$(65,649)	$(65,649)	$(65,649)	$(65,649)	$(65,649)	$(65,649)	$(65,649)	$(65,649)	$(65,649)
Net proceeds from this offering and the sale of the private placement units, net of expenses(1)	251,120,000	288,620,000	251,120,000	288,620,000	251,120,000	288,620,000	251,120,000	288,620,000	251,120,000	288,620,000
Plus: Offering costs excluded from net tangible book value before this offering	79,498	79,498	79,498	79,498	79,498	79,498	79,498	79,498	79,498	79,498
Less: Deferred underwriting commissions(2)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)	(13,750,000)	(15,812,500)
Less: Over-allotment liability	(420,000)	0	(420,000)	0	(420,000)	0	(420,000)	0	(420,000)	0
Less: Amounts paid for redemptions(3)	0	0	(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)
	$236,963,849	$272,821,349	$174,463,849	$200,946,349	$111,963,849	$129,071,349	$49,463,849	$57,196,349	$(13,036,151)	$(14,678,651)
Denominator:
Ordinary shares outstanding prior to this offering	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Less: Ordinary shares forfeited if over-allotment is not exercised	(937,500)	0	(937,500)	0	(937,500)	0	(937,500)	0	(937,500)	0
Plus: Ordinary shares offered	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Less: Ordinary shares redeemed	0	0	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)
	31,250,000	35,937,500	25,000,000	28,750,000	18,750,000	21,562,500	12,500,000	14,375,000	6,250,000	7,187,500
Adjusted NTBV $)

(1)   Expenses applied against gross proceeds include offering expenses of approximately $630,000 and underwriting commissions of $14,000,000 (or up to $16,062,500 if the underwriters’ over-allotment option is exercised in full). See “Use of Proceeds.”

(2)   $0.01 per unit on all units sold other than units sold in connection with the underwriters’ over-allotment option ($250,000 in the aggregate) shall be paid to the underwriters upon the closing of this offering. There will be no incremental upfront underwriting discounts and commissions if the underwriters’ over-allotment option is exercised. $0.55 per share, or $13,750,000 in the aggregate (or $15,812,500 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination. See the section of this prospectus entitled “Underwriting.”

(3)   If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or their affiliates may purchase units, public shares, rights or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”